STERLING CAPITAL FUNDS

SUPPLEMENT DATED NOVEMBER 29, 2025 TO THE

CLASS A AND CLASS C SHARES PROSPECTUS, THE

INSTITUTIONAL, CLASS R AND CLASS R6 SHARES PROSPECTUS,

AND THE STATEMENT OF ADDITIONAL INFORMATION

each DATED FEBRUARY 1, 2025, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus, the Institutional, Class R and Class R6 Shares Prospectus, and the Statement of Additional Information, each dated February 1, 2025 (collectively, the “Prospectuses”), with respect to Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (collectively, the “Tax-Free Bond Funds”):

Effective immediately, Michael P. McVicker, currently Associate Portfolio Manager of the Tax-Free Bond Funds, and Mark Merullo are appointed as Co-Portfolio Managers of the Tax-Free Bond Funds. In addition, it is anticipated that Robert Millikan will retire from Sterling Capital Management LLC on or about February 2, 2026, and will cease to serve as Co- Portfolio Manager on or about January 31, 2026.

Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to the Tax-Free Bond Funds is hereby deleted and replaced with the following:

Portfolio Managers

Robert Millikan, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager

Since February 2000

Michael P. McVicker

Executive Director of Sterling Capital and Co-Portfolio Manager

Since November 2025

(formerly Associate Portfolio Manager from February 2016 – November 2025)

Mark Merullo

Director and Co-Portfolio Manager

Since November 2025

The following replaces the description of the Portfolio Managers set forth under “Fund Management—Portfolio Managers” in the Prospectuses with respect to the Tax-Free Bond Funds:

Robert F. Millikan, CFA®, Executive Director, joined BB&T Asset Management in 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990 and joined the team that manages each of the Tax-Free Bond Funds in February 2000. He is a graduate of Wake Forest University where he received his B.A. in Economics. He holds the Chartered Financial Analyst® designation.

Michael P. McVicker, Executive Director, joined Sterling Capital in 1992 and has investment experience since 1992. He has been co-portfolio manager for each of the Tax-Free Bond Funds since November 2025 and was associate portfolio manager from February 2016 to November 2025. Michael is a graduate of the University of North Carolina – Charlotte where he received his B.S.B.A. in Finance with a minor in Psychology.

Mark Merullo, Director, joined Sterling Capital in 2015 and has investment experience since 2010. He has been co- portfolio manager of the Tax-Free Bond Funds since November 2025. Mark received his B.S. in Recreation, Sport and Wellness from Gordon College.

The following information is added to the table in the section entitled “PORTFOLIO MANAGERS – NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF SEPTEMBER 30, 2024” in the Statement of Additional Information:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Mark Merullo (As of September 30, 2025)	Number: 0	Number: 0	Number: 80
	Assets: N/A	Assets: N/A	Assets: $ 1.89 Billion

The following information is added to the table in the section entitled “SECURITIES OWNERSHIP” in the Statement of Additional Information:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Mark Merullo (As of September 30, 2025)	North Carolina Intermediate Tax-Free Fund: None South Carolina Intermediate Tax-Free Fund: None Virginia Intermediate Tax-Free Fund: None West Virginia Intermediate Tax-Free Fund: None

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

PRO/SAI-SUPP-1125